PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Additional pension benefit cost (Details) - Additional pension benefit obligation - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net periodic pension benefit cost	Rp 1	Rp 69	Rp 657
Changes in asset ceiling excluding amount in net interest	5
The company.
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	6	1,076
Net periodic pension benefit cost	1	69
Provision of additional pension benefit		(205)
Actuarial gains recognized in OCI	12	948
Return on plan assets (excluding amount included in net interest expense)	5	14
Pension benefit obligations at end of year		6	1,076
Present value of the defined benefit obligations | The company.
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	104	1,076
Interest costs and interest income from assets	9	69
Actuarial gains recognized in OCI	(17)	(948)
Pension benefits paid	(96)	(93)
Pension benefit obligations at end of year		104	Rp 1,076
Plan assets | The company.
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	98
Interest costs and interest income from assets	8
Provision of additional pension benefit		205
Return on plan assets (excluding amount included in net interest expense)	(5)	(14)
Pension benefits paid	(96)	(93)
Pension benefit obligations at end of year	5	98
Present value of the defined benefit obligations net of effect of asset ceiling limit | The company.
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	6
Pension benefit obligations at end of year		6
(Surplus) deficit in the program	(5)	Rp 6
Changes in asset ceiling excluding amount in net interest	Rp 5